UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177316
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 12	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 581	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
September 2, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☑	on September 2, 2014 pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated September 2, 2014
to the following prospectus(es):
Nationwide DestinationSM [EV] 2.0 prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Enhanced Surrender Value for Terminal Illness
1. The first sentence of the last paragraph of the Full Surrenders sub-section under Surrender/Withdrawal Prior to Annuitization is replaced with the following:
Except for a surrender made in accordance with Enhanced Surrender Value for Terminal Illness, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract.
2. The following sub-section is added to Surrender/Withdrawal Prior to Annuitization:
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Dollar Cost Averaging for Living Benefits
1. The "Nationwide Lifetime Income Capture Investment Requirements" subsection in the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
2. The first sentence of the first paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits."
3. The last sentence of the second paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:

Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Nationwide Lifetime Income Capture Option
1. Effective __________, 2014, or the date of state approval (whichever is later), the "Roll-up Interest Rate" subsection of the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
The Roll-up Interest Rate for the first Option Year is the greater of:
1.	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Roll-up Interest Rate for Option Years two through fifteen will be calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
The Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
The Variable Rate for the first Option Year will be the Variable Rate that when added to its corresponding Defined Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For the first Option Year, if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or if the Contract's Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
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Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
The Defined Rate for the first Option Year will be the Defined Rate that when added to its corresponding Variable Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is determined by using the greater of the Defined Rate in effect on the Application Date or the Defined Rate in effect on the Option Issue Date. If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Extra Value Credits
1. The "Extra Value Credits" subsection of the "Synopsis of the Contracts" section is deleted in its entirety and replaced with the following:
Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, or, for contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will recapture all Credits applied to the contract (see Right to Examine and Cancel and Extra Value Credits).
2. The following paragraph is added as the new fourth paragraph to the "One-Year Enhanced Death Benefit Option" subsection of the "Death Benefit Options" subsection of the "Optional Contract Benefits, Charges, and Deductions" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
3. The following paragraph is added as the new fourth paragraph to the "One-Month Enhanced Death Benefit Option" subsection of the "Death Benefit Options" subsection of the "Optional Contract Benefits, Charges, and Deductions" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
4. The following paragraph is added as the new fourth paragraph to the "Combination Enhanced Death Benefit Option" subsection of the "Death Benefit Options" subsection of the "Optional Contract Benefits, Charges, and Deductions" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
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5. The "Extra Value Credits" subsection of the "Operation of the Contract" section is deleted in its entirety and replaced with the following:
Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.
For purposes of all benefits and taxes under these contracts, Credits are considered earnings, not purchase payments.
Recapturing Credits under the Free Look Provision
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all Credits applied to the contract.
In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Recapturing Credits when a Death Benefit is Payable Before the First Contract Anniversary
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, the death benefit will be reduced by the dollar amount of any Credits made to the contract. Any earnings attributable to any Credits will be retained by the Contract Owner. All losses attributable to any Credits are incurred by the Contract Owner and may reduce the value of any death benefit.
If the value of any Credit declines as a result of negative investment performance, any death benefit payable under the contract before the first Contract Anniversary could be less than the death benefit that would have been payable had there been no Credit added to the Contract.
This could result in a death benefit payable that is less than the total of all purchase payments. For example:
Initial Purchase Payment: $100,000
Credit: $5,000
Contract Value on contract issue date: $105,000
If a death benefit is payable before the first Contract Anniversary, and on the date the death benefit is calculated the Contract Value has decreased to $103,000 as a result of negative investment performance, Nationwide would recapture the dollar amount of the Credit and the death benefit would equal $98,000 ($103,000 - $5,000).
Nationwide will not recapture Credits if a Co-Annuitant dies before the first Contract Anniversary and the surviving Co-Annuitant elects to continue the contract under the Spousal Protection Feature. However, if the last surviving Co-Annuitant dies before the first Contract Anniversary, Nationwide will recapture all of the Credits applied to the contract.
6. The following paragraph is added as the new third and fifth paragraphs to the "Standard Death Benefit (Return of Premium)" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
7. The existing fifth paragraph of the "Standard Death Benefit (Return of Premium)" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section is deleted in its entirety and replaced with the following:
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
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8. The following paragraph is added as the new fourth and seventh paragraphs to the "One-Year Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
9. The existing seventh paragraph of the "One-Year Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section is deleted in its entirety and replaced with the following:
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
10. The following paragraph is added as the new fourth and seventh paragraphs to the "One-Month Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
11. The existing seventh paragraph of the "One-Month Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section is deleted in its entirety and replaced with the following:
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
12. The following paragraph is added as the new fifth and tenth paragraphs to the "Combination Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
13. The existing tenth paragraph of the "Combination Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section is deleted in its entirety and replaced with the following:
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
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Incorporation by Reference
The prospectus supplement dated July 2, 2014, and the prospectus, except as modified by this supplement, that was effective May 1, 2014, previously filed with the Commission under SEC file No. 333-177316, are hereby incorporated by reference and made a part of this registration statement.

Nationwide DestinationSM [EV] 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.031215	31.112937	35.09%	26,957
2012	19.807956	23.031215	16.27%	4,003
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.116462	11.114209	9.86%	1,567
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.329952	12.872186	-10.17%	120,744
2012	13.596485	14.329952	5.39%	29,604
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.444726	19.691725	27.50%	35,818
2012	13.539412	15.444726	14.07%	8,931
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.110570	11.965780	18.35%	1,878,334
2012*	10.000000	10.110570	1.11%	78,345
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.226327	14.853093	12.30%	97,715
2012	12.254789	13.226327	7.93%	18,314
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.189031	21.89%	11,136
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.047568	31.831718	38.11%	8,602
2012	20.289105	23.047568	13.60%	1,444

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.582303	21.435938	29.27%	54,330
2012	14.631439	16.582303	13.33%	25,554
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.113277	20.294696	18.59%	31,451
2012	15.831612	17.113277	8.10%	10,141
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.893469	14.324972	11.10%	252,371
2012	11.773339	12.893469	9.51%	33,402
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.038437	14.798126	13.50%	27,486
2012	11.749070	13.038437	10.97%	9,121
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.940657	15.420521	19.16%	10,404
2012	11.447241	12.940657	13.05%	4,282
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.834717	19.294532	21.85%	29,583
2012	15.404595	15.834717	2.79%	11,373
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.567748	20.786507	25.46%	95,092
2012	14.421183	16.567748	14.88%	15,307
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.369918	21.851505	33.49%	74,429
2012	14.579335	16.369918	12.28%	26,640
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.538964	13.013706	-3.88%	144,208
2012	13.062768	13.538964	3.65%	44,175
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.535746	34.053791	33.36%	24,821
2012	22.710878	25.535746	12.44%	3,363
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.315924	15.733181	27.75%	36,404
2012	10.418061	12.315924	18.22%	368
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.948307	12.085384	21.48%	62,725
2012	8.788696	9.948307	13.19%	6,257

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.736606	14.243831	11.83%	95,632
2012	11.519704	12.736606	10.56%	22,039
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.576811	31.526727	33.72%	9,367
2012	20.291086	23.576811	16.19%	1,996
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.184936	11.352746	11.47%	10,563
2012*	10.000000	10.184936	1.85%	264
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.871599	-1.28%	1,751
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.011908	12.077643	20.63%	11,140
2012	8.945515	10.011908	11.92%	7,650
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.202155	17.094293	29.48%	25,770
2012	10.969534	13.202155	20.35%	13,392
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.921681	12.510093	26.09%	16,696
2012*	10.000000	9.921681	-0.78%	64
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.428712	16.492857	22.82%	68,773
2012	11.480811	13.428712	16.97%	6,025
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.775009	11.686094	8.46%	100,446
2012*	10.000000	10.775009	7.75%	12,730
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.030618	12.792552	27.54%	47,293
2012*	10.000000	10.030618	0.31%	3,262
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.752441	26.659761	28.47%	23,817
2012	17.071424	20.752441	21.56%	8,048
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.922620	13.185918	32.89%	17,866
2012*	10.000000	9.922620	-0.77%	5,589
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.211587	32.765980	12.17%	716
2012	26.297382	29.211587	11.08%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.189999	14.124104	38.61%	12,727
2012*	10.000000	10.189999	1.90%	11,799
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.503779	24.626427	33.09%	47,249
2012	16.269377	18.503779	13.73%	1,163
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.748430	14.717782	25.27%	81,060
2012	10.325388	11.748430	13.78%	19,756
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.102135	12.831377	27.02%	27,319
2012	9.046352	10.102135	11.67%	9,479
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.252060	19.711374	29.24%	42,738
2012	13.578667	15.252060	12.32%	3,540
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.217368	13.573557	21.00%	1,963,675
2012	9.876964	11.217368	13.57%	482,871
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.392820	10.894232	-4.38%	2,262,355
2012	11.058827	11.392820	3.02%	484,753
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.722659	14.801329	26.26%	64,589
2012	9.783291	11.722659	19.82%	10,706
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.484616	13.337885	27.21%	135,244
2012	9.099247	10.484616	15.23%	18,818
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.148015	11.939049	30.51%	2,388,565
2012	7.962252	9.148015	14.89%	611,312
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.845598	22.370662	32.80%	26,035
2012	14.524582	16.845598	15.98%	3,727
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.605792	12.123743	40.88%	16,455
2012	7.504897	8.605792	14.67%	477

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.893050	13.453603	35.99%	20,763
2012	9.049793	9.893050	9.32%	298
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.492713	12.063438	27.08%	21,572
2012	8.326964	9.492713	14.00%	15,197
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.613196	11.943715	12.54%	1,412,487
2012	9.736744	10.613196	9.00%	413,929
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.189136	12.125412	19.00%	133,339
2012	9.135318	10.189136	11.54%	105
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.034695	11.364802	2.99%	414,459
2012	10.458904	11.034695	5.51%	136,555
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.785501	7.86%	479,915
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.923528	9.24%	1,122,663
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.411868	12.038799	15.63%	1,583,548
2012	9.440750	10.411868	10.29%	86,100
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.899609	12.075388	21.98%	50,562
2012	8.802675	9.899609	12.46%	33,527
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.805629	11.797690	9.18%	679,984
2012	10.004897	10.805629	8.00%	356,984
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.042223	11.567839	-3.94%	20,232
2012	11.415554	12.042223	5.49%	957
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.013750	12.511292	-3.86%	43,732
2012	12.378536	13.013750	5.13%	15,012
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.832090	12.083894	-5.83%	11,940
2012	12.686748	12.832090	1.15%	407

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.658091	8.836548	15.39%	24,941
2012	6.771668	7.658091	13.09%	326
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.574084	10.183736	18.77%	12,692
2012	7.390148	8.574084	16.02%	1,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.091136	22.594794	24.89%	4,447
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.172548	14.664468	11.33%	698,677
2012	12.269767	13.172548	7.36%	173,455
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.197850	16.651882	17.28%	75,102
2012	12.887370	14.197850	10.17%	176
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.872988	13.245320	2.89%	294,742
2012	12.470780	12.872988	3.23%	83,093
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.620864	6.21%	335,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.709013	7.09%	614,722
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.728790	18.004799	14.47%	660,361
2012	14.462282	15.728790	8.76%	96,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.228554	20.693940	20.11%	36,818
2012	15.430735	17.228554	11.65%	24,825
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.457393	15.679197	8.45%	254,649
2012	13.634356	14.457393	6.04%	73,051
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.255643	20.406789	33.77%	14,869
2012	13.125810	15.255643	16.23%	4,931
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.242853	30.352358	30.59%	29,184
2012	20.159477	23.242853	15.29%	6,320

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.671770	9.492846	-1.85%	373,248
2012	9.854573	9.671770	-1.86%	227,906
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.813348	14.375806	-2.95%	134,253
2012	13.446101	14.813348	10.17%	21,905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.077393	10.787388	18.84%	7,432
2012	8.006280	9.077393	13.38%	248
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.776303	12.897708	31.93%	46,543
2012	8.576687	9.776303	13.99%	3,872
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.230031	12.232607	32.53%	46,950
2012	7.997515	9.230031	15.41%	21,703
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.087466	13.723288	36.04%	21,567
2012	8.965139	10.087466	12.52%	7,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.986464	14.630542	33.17%	15,681
2012	9.621339	10.986464	14.19%	633
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.203622	21.481055	41.29%	6,478
2012	13.697455	15.203622	11.00%	3,873
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.577981	31.030082	37.44%	4,994
2012	19.121810	22.577981	18.07%	498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.049325	29.038058	37.95%	1,443
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.066929	19.341629	28.37%	9,490
2012	13.484355	15.066929	11.74%	1,819
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.731513	10.817384	0.80%	29,732
2012	9.460182	10.731513	13.44%	10,440
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.655259	16.55%	60,500

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.484347	10.301244	-1.75%	160,572
2012	10.318874	10.484347	1.60%	18,345
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.522875	25.23%	10,267
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.553328	15.975750	17.87%	41,213
2012	11.549727	13.553328	17.35%	6,490
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.140730	10.696276	5.48%	10,892
2012*	10.000000	10.140730	1.41%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.259416	11.644390	13.50%	347
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.277058	11.294009	9.90%	1,614
2012*	10.000000	10.277058	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.121711	20.798334	29.01%	33,469
2012	14.086578	16.121711	14.45%	14,152
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.584078	31.171298	38.02%	21,307
2012	19.555273	22.584078	15.49%	5,388
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.585007	10.400537	-1.74%	50,173
2012*	10.000000	10.585007	5.85%	41,046
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.778050	11.718051	-8.30%	4,493
2012	12.372183	12.778050	3.28%	2,952
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.589647	11.348829	-2.08%	384,765
2012	11.166580	11.589647	3.79%	82,076
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.711515	10.281324	-4.02%	515,545
2012	9.967028	10.711515	7.47%	91,465
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.634667	21.619829	47.73%	67,928
2012	11.382550	14.634667	28.57%	3,714

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.604073	10.396890	8.26%	13,838
2012*	10.000000	9.604073	-3.96%	7,891
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.888672	23.428352	47.45%	25,743
2012	15.007617	15.888672	5.87%	1,617

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.571903	30.430364	34.82%	13,197
2012	19.452648	22.571903	16.04%	627
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.102724	11.076506	9.64%	13,891
2012*	10.000000	10.102724	1.03%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.040648	12.586613	-10.36%	7,749
2012	13.349261	14.040648	5.18%	368
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.205078	19.346705	27.24%	8,834
2012	13.356612	15.205078	13.84%	998
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.107251	11.937478	18.11%	259,540
2012*	10.000000	10.107251	1.07%	1,068
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.127768	14.712386	12.07%	128,156
2012	12.188370	13.127768	7.71%	53,092
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.172451	21.72%	12,932
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.587974	31.133452	37.83%	3,636
2012	19.925196	22.587974	13.36%	2,412
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.251584	20.965619	29.01%	6,245
2012	14.368974	16.251584	13.10%	216
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.772047	19.849522	18.35%	6,938
2012	15.547700	16.772047	7.87%	9,204
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.693424	14.073984	10.88%	23,640
2012	11.614386	12.693424	9.29%	9,699
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.836107	14.538820	13.27%	10,799
2012	11.590432	12.836107	10.75%	219
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.739850	15.150319	18.92%	8,283
2012	11.292668	12.739850	12.82%	532

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.588906	18.956324	21.60%	13,451
2012	15.196504	15.588906	2.58%	2,747
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.237313	20.330445	25.21%	55,087
2012	14.162482	16.237313	14.65%	16,459
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.043496	21.372184	33.21%	43,769
2012	14.317850	16.043496	12.05%	15,625
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.268945	12.728167	-4.08%	9,369
2012	12.828449	13.268945	3.43%	33,726
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.026513	33.306743	33.09%	12,629
2012	22.303535	25.026513	12.21%	1,309
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.100155	15.426072	27.49%	26,006
2012	10.256482	12.100155	17.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.854047	11.946508	21.23%	50,599
2012	8.723232	9.854047	12.96%	6,553
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.564571	14.022809	11.61%	21,057
2012	11.387360	12.564571	10.34%	4,653
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.106579	30.835021	33.45%	1,327
2012	19.927081	23.106579	15.96%	31
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.171094	11.314220	11.24%	15,492
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.858143	-1.42%	10,421
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.967774	11.999915	20.39%	5,598
2012	8.924311	9.967774	11.69%	2,151
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.144009	16.984351	29.22%	14,957
2012	10.943563	13.144009	20.11%	4,213

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.908194	12.467655	25.83%	6,978
2012*	10.000000	9.908194	-0.92%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.328635	16.336613	22.57%	76,418
2012	11.418568	13.328635	16.73%	6,731
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.760372	11.646447	8.23%	41,484
2012*	10.000000	10.760372	7.60%	10,769
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.016988	12.749157	27.28%	22,317
2012*	10.000000	10.016988	0.17%	103
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.338543	26.074827	28.20%	5,105
2012	16.765168	20.338543	21.31%	1,216
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.908916	13.140911	32.62%	2,479
2012*	10.000000	9.908916	-0.91%	2,639
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.628967	32.047066	11.94%	864
2012	25.825644	28.628967	10.85%	1,272
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.176152	14.076204	38.33%	11,374
2012*	10.000000	10.176152	1.76%	66
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.134765	24.086185	32.82%	18,916
2012	15.977548	18.134765	13.50%	7,652
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.684796	14.608273	25.02%	35,379
2012	10.290473	11.684796	13.55%	6,381
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.067860	12.761794	26.76%	8,158
2012	9.034111	10.067860	11.44%	197
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.138435	19.524697	28.97%	5,703
2012	13.505087	15.138435	12.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.065785	13.362852	20.76%	233,955
2012	9.763427	11.065785	13.34%	62,666
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.238925	10.725171	-4.57%	334,332
2012	10.931779	11.238925	2.81%	74,245
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.564229	14.571552	26.01%	28,271
2012	9.670813	11.564229	19.58%	412
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.342945	13.130864	26.95%	186,279
2012	8.994660	10.342945	14.99%	117,007
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.042803	11.777700	30.24%	338,251
2012	7.886775	9.042803	14.66%	100,161
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.509610	21.879839	32.53%	5,792
2012	14.264017	16.509610	15.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.524210	11.984366	40.59%	10,190
2012	7.448970	8.524210	14.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.799276	13.298953	35.71%	38,465
2012	8.982352	9.799276	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.402759	11.924797	26.82%	27,546
2012	8.264930	9.402759	13.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.512648	11.806460	12.31%	326,963
2012	9.664236	10.512648	8.78%	188,688
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.092575	11.986035	18.76%	7,917
2012	9.067261	10.092575	11.31%	1,007
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.930192	11.234242	2.78%	141,054
2012	10.381053	10.930192	5.29%	3,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.770823	7.71%	50,451

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.908641	9.09%	36,332
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.313226	11.900459	15.39%	206,671
2012	9.370438	10.313226	10.06%	25,538
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.805814	11.936604	21.73%	42,816
2012	8.737123	9.805814	12.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.703232	11.662076	8.96%	67,407
2012	9.930383	10.703232	7.78%	13,177
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.928175	11.434934	-4.14%	14,599
2012	11.330575	11.928175	5.27%	1,117
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.890485	12.367537	-4.06%	9,499
2012	12.286392	12.890485	4.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.576205	11.818782	-6.02%	12,385
2012	12.459214	12.576205	0.94%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.585493	8.734954	15.15%	4,359
2012	6.721206	7.585493	12.86%	46
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.458165	10.025591	18.53%	1,444
2012	7.305161	8.458165	15.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.730313	22.099056	24.64%	0
2012	15.618402	17.730313	13.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.074384	14.525530	11.10%	150,253
2012	12.203251	13.074384	7.14%	135,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.092065	16.494139	17.05%	2,986
2012	12.817529	14.092065	9.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.616255	12.954716	2.68%	296,557
2012	12.247086	12.616255	3.01%	5,226

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.606395	6.06%	25,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.694439	6.94%	52,786
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.415135	17.609812	14.24%	128,579
2012	14.202895	15.415135	8.54%	77,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.884961	20.239948	19.87%	1,910
2012	15.153935	16.884961	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.169038	15.335156	8.23%	56,375
2012	13.389767	14.169038	5.82%	16,826
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.142011	20.213544	33.49%	1,751
2012	13.054694	15.142011	15.99%	1,358
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.779330	29.686482	30.32%	2,637
2012	19.797870	22.779330	15.06%	53
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.478132	9.283829	-2.05%	260,462
2012	9.677044	9.478132	-2.06%	80,567
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.517954	14.060417	-3.15%	28,490
2012	13.204942	14.517954	9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.991347	10.663383	18.60%	5,293
2012	7.946615	8.991347	13.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.683662	12.749489	31.66%	8,904
2012	8.512790	9.683662	13.75%	7,585
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.142537	12.091986	32.26%	8,285
2012	7.937921	9.142537	15.18%	8,323
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.991851	13.565524	35.77%	3,734
2012	8.898342	9.991851	12.29%	5,642

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.882378	14.462419	32.90%	13,899
2012	9.549696	10.882378	13.96%	4,249
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.900378	21.009754	41.00%	1,130
2012	13.451732	14.900378	10.77%	2,988
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.127653	30.349267	37.16%	4,295
2012	18.778768	22.127653	17.83%	2,103
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.629507	28.400971	37.67%	7,477
2012	18.278961	20.629507	12.86%	1,120
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.766366	18.917203	28.11%	0
2012	13.242415	14.766366	11.51%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.629742	10.692960	0.59%	14,276
2012	9.389638	10.629742	13.21%	1,974
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.639404	16.39%	9,303
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.385034	10.182854	-1.95%	35,443
2012	10.242058	10.385034	1.40%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.505847	25.06%	2,667
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.452307	15.824380	17.63%	5,985
2012	11.487094	13.452307	17.11%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.137401	10.670968	5.26%	784
2012*	10.000000	10.137401	1.37%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.256048	11.616846	13.27%	0
2012*	10.000000	10.256048	2.56%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.273684	11.267291	9.67%	0
2012*	10.000000	10.273684	2.74%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.800170	20.342014	28.75%	2,964
2012	13.833864	15.800170	14.21%	92
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.133651	30.487417	37.74%	5,487
2012	19.204473	22.133651	15.25%	791
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.570625	10.365238	-1.94%	57,675
2012*	10.000000	10.570625	5.71%	3,411
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.682788	11.606988	-8.48%	15,675
2012	12.305093	12.682788	3.07%	1,042
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.503255	11.241278	-2.28%	72,552
2012	11.106030	11.503255	3.58%	23,589
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.675195	10.225582	-4.21%	123,283
2012	9.953562	10.675195	7.25%	34,173
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.555434	21.459021	47.43%	24,569
2012	11.344069	14.555434	28.31%	4,544
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.591019	10.361592	8.03%	13,999
2012*	10.000000	9.591019	-4.09%	3,665
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.627386	22.996187	47.15%	9,072
2012	14.791041	15.627386	5.65%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.232804	29.927338	34.61%	7,692
2012	19.189871	22.232804	15.86%	5,631
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.827122	12.376204	-10.49%	7,141
2012	13.166455	13.827122	5.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.027459	19.091446	27.04%	1,103
2012	13.220882	15.027459	13.66%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.104760	11.916280	17.93%	123,026
2012*	10.000000	10.104760	1.05%	182
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.054196	14.607535	11.90%	1,669
2012	12.138691	13.054196	7.54%	1,287
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.159997	21.60%	3,741
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.248661	30.618868	37.62%	5,446
2012	19.656053	22.248661	13.19%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.007451	20.619086	28.81%	1,024
2012	14.174868	16.007451	12.93%	995
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.520104	19.521429	18.17%	376
2012	15.337686	16.520104	7.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.545176	13.888325	10.71%	20,931
2012	11.496399	12.545176	9.12%	17,583
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.406781	18.706175	21.42%	2,415
2012	15.042052	15.406781	2.42%	8,424
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.993367	19.994366	25.02%	2,724
2012	13.971141	15.993367	14.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.802459	21.018865	33.01%	4,100
2012	14.124403	15.802459	11.88%	10,678
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.069669	12.517818	-4.22%	1,873
2012	12.655223	13.069669	3.27%	416
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.650595	32.756258	32.88%	2,673
2012	22.002291	24.650595	12.04%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.940558	15.199331	27.29%	1,789
2012	10.136764	11.940558	17.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.783808	11.843193	21.05%	13,503
2012	8.674370	9.783808	12.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.436769	13.858930	11.44%	6,184
2012	11.288871	12.436769	10.17%	65
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.848043	-1.52%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.934761	11.941880	20.20%	0
2012	8.908419	9.934761	11.52%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	10,219
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.749390	11.616749	8.07%	8,519
2012*	10.000000	10.749390	7.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.198864	31.517293	11.77%	173
2012	25.476788	28.198864	10.68%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.165760	14.040316	38.11%	421
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.862377	23.688108	32.61%	323
2012	15.761758	17.862377	13.33%	268
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.637191	14.526499	24.83%	8,985
2012	10.264305	11.637191	13.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.042183	12.709775	26.56%	1,675
2012	9.024919	10.042183	11.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.053604	19.385574	28.78%	57
2012	13.450060	15.053604	11.92%	58

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.953289	13.206766	20.57%	25,352
2012	9.679028	10.953289	13.17%	19,131
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.124682	10.599899	-4.72%	31,199
2012	10.837297	11.124682	2.65%	19,264
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.446637	14.401302	25.81%	1,607
2012	9.587174	11.446637	19.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.237758	12.977426	26.76%	1,427
2012	8.916863	10.237758	14.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.964552	11.657913	30.04%	31,590
2012	7.830551	8.964552	14.48%	24,149
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.261624	21.518216	32.33%	2,312
2012	14.071359	16.261624	15.57%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.463422	11.880708	40.38%	1,395
2012	7.407212	8.463422	14.26%	171
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.729364	13.183866	35.51%	21,555
2012	8.931994	9.729364	8.93%	792
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.437720	11.704365	12.14%	38,992
2012	9.610103	10.437720	8.61%	31,209
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.020638	11.882387	18.58%	145
2012	9.016475	10.020638	11.14%	146
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.852280	11.137086	2.62%	21,412
2012	10.322914	10.852280	5.13%	10,988
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.759793	7.60%	46,423

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.897481	8.97%	39,898
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.239715	11.797543	15.21%	38,061
2012	9.317957	10.239715	9.89%	2,125
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.735914	11.833381	21.54%	2,212
2012	8.688170	9.735914	12.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.626957	11.561245	8.79%	20,932
2012	9.874778	10.626957	7.62%	18,065
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.843194	11.336079	-4.28%	4
2012	11.267148	11.843194	5.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.387283	11.623414	-6.17%	658
2012	12.290923	12.387283	0.78%	69
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.531388	8.659376	14.98%	856
2012	6.683524	7.531388	12.69%	856
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.001097	14.422004	10.93%	22,149
2012	12.153512	13.001097	6.97%	13,698
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.013091	16.376602	16.87%	754
2012	12.765295	14.013091	9.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.426751	12.740586	2.53%	51,447
2012	12.081680	12.426751	2.86%	4,486

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.595536	5.96%	810
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.683488	6.83%	71,336
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.183567	17.318724	14.06%	16,359
2012	14.011054	15.183567	8.37%	262
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.956215	15.081694	8.06%	17,493
2012	13.208920	13.956215	5.66%	9,489
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.057173	20.069524	33.29%	405
2012	13.001498	15.057173	15.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.335189	9.129818	-2.20%	72,299
2012	9.545762	9.335189	-2.21%	22,555
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.299888	13.828018	-3.30%	1,712
2012	13.026591	14.299888	9.77%	59
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.077336	11.987376	32.06%	4
2012	7.893419	9.077336	15.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.920609	13.448209	35.56%	201
2012	8.848477	9.920609	12.12%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.804765	14.337307	32.69%	3,435
2012	9.496154	10.804765	13.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.795270	29.847658	36.95%	825
2012	18.525111	21.795270	17.65%	399
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.319595	27.931512	37.46%	3,277
2012	18.032036	20.319595	12.69%	303
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.544570	18.604547	27.91%	1,681
2012	13.063558	14.544570	11.34%	1,236
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.553881	10.600397	0.44%	4,925
2012	9.336965	10.553881	13.03%	350
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.627490	16.27%	1,159
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.311022	10.094804	-2.10%	1,955
2012	10.184712	10.311022	1.24%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.376906	15.711594	17.45%	878
2012	11.440266	13.376906	16.93%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.134893	10.651988	5.10%	4,355
2012*	10.000000	10.134893	1.35%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.253519	11.596212	13.09%	0
2012*	10.000000	10.253519	2.54%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.271155	11.247267	9.50%	0
2012*	10.000000	10.271155	2.71%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.562853	20.005831	28.55%	2,104
2012	13.647025	15.562853	14.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.801155	29.983512	37.53%	346
2012	18.945064	21.801155	15.08%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.559837	10.338797	-2.09%	1,490
2012*	10.000000	10.559837	5.60%	115
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.611677	11.524223	-8.62%	2,080
2012	12.254916	12.611677	2.91%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.438755	11.161119	-2.43%	4,133
2012	11.060744	11.438755	3.42%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.647977	10.183902	-4.36%	9,523
2012	9.943457	10.647977	7.09%	633
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.496145	21.338927	47.20%	10,241
2012	11.315229	14.496145	28.11%	6,554
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.009292	29.596212	34.47%	9,670
2012	19.016442	22.009292	15.74%	825
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.085525	11.029439	9.36%	19,670
2012*	10.000000	10.085525	0.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.686406	12.237727	-10.58%	48,570
2012	13.045835	13.686406	4.91%	3,678
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.910049	18.922925	26.91%	11,709
2012	13.131046	14.910049	13.55%	1,512
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.103095	11.902125	17.81%	248,324
2012*	10.000000	10.103095	1.03%	7,240
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.005302	14.537944	11.78%	162,913
2012	12.105642	13.005302	7.43%	17,839
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.151691	21.52%	20,193
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.024979	30.280069	37.48%	4,438
2012	19.478398	22.024979	13.07%	448
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.846549	20.390977	28.68%	18,673
2012	14.046796	15.846549	12.81%	1,907
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.354082	19.305494	18.05%	16,058
2012	15.199128	16.354082	7.60%	2,541
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.447178	13.765746	10.59%	19,394
2012	11.418286	12.447178	9.01%	5,860
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.587099	14.220412	12.98%	7,628
2012	11.394733	12.587099	10.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.492711	14.818510	18.62%	19,423
2012	11.101991	12.492711	12.53%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.286370	18.541012	21.29%	14,409
2012	14.939807	15.286370	2.32%	3,025
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.832562	19.773112	24.89%	21,709
2012	13.844855	15.832562	14.36%	5,631
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.643611	20.786323	32.87%	40,661
2012	13.996775	15.643611	11.77%	7,802
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.938291	12.379300	-4.32%	20,978
2012	12.540861	12.938291	3.17%	5,651
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.402823	32.393887	32.75%	16,129
2012	21.803479	24.402823	11.92%	3,592
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.835219	15.049836	27.16%	22,572
2012	10.057640	11.835219	17.67%	2,621
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.737205	11.774741	20.93%	139,866
2012	8.641912	9.737205	12.67%	3,442
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.352259	13.750694	11.32%	27,266
2012	11.223660	12.352259	10.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.530691	29.989828	33.11%	2,199
2012	19.480253	22.530691	15.66%	82
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.153788	11.266161	10.96%	1,503
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.841309	-1.59%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.912776	11.903281	20.08%	4,059
2012	8.897825	9.912776	11.41%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.071535	16.847611	28.89%	2,898
2012	10.911116	13.071535	19.80%	241

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.891327	12.414676	25.51%	20,247
2012*	10.000000	9.891327	-1.09%	3,701
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.204300	16.142931	22.26%	90,409
2012	11.341055	13.204300	16.43%	6,947
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.742066	11.596963	7.96%	67,875
2012*	10.000000	10.742066	7.42%	32,891
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.999936	12.695006	26.95%	41,956
2012*	10.000000	9.999936	0.00%	2,929
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.831652	25.360125	27.88%	11,585
2012	16.389240	19.831652	21.00%	607
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.891772	13.084716	32.28%	8,507
2012*	10.000000	9.891772	-1.08%	822
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.915345	31.168507	11.65%	1,843
2012	25.246530	27.915345	10.57%	417
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.158827	14.016405	37.97%	16,342
2012*	10.000000	10.158827	1.59%	1,110
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.682848	23.426074	32.48%	24,290
2012	15.619350	17.682848	13.21%	1,915
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.605534	14.472182	24.70%	71,889
2012	10.246878	11.605534	13.26%	3,725
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.025097	12.675181	26.43%	24,829
2012	9.018805	10.025097	11.16%	48
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.997245	19.293268	28.65%	24,399
2012	13.413445	14.997245	11.81%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.878792	13.103534	20.45%	432,601
2012	9.623060	10.878792	13.05%	65,198
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.049063	10.517076	-4.81%	329,607
2012	10.774671	11.049063	2.55%	47,988
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.368798	14.288769	25.68%	41,887
2012	9.531758	11.368798	19.27%	2,645
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.168096	12.875954	26.63%	57,333
2012	8.865280	10.168096	14.70%	9,885
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.912717	11.578662	29.91%	372,287
2012	7.793253	8.912717	14.36%	64,151
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.098128	21.280109	32.19%	16,846
2012	13.944169	16.098128	15.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.423100	11.812024	40.23%	976
2012	7.379479	8.423100	14.14%	3,701
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.683031	13.107685	35.37%	11,750
2012	8.898556	9.683031	8.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.291209	11.753265	26.50%	13,352
2012	8.187826	9.291209	13.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.388000	11.636713	12.02%	256,671
2012	9.574146	10.388000	8.50%	65,247
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.972903	11.813692	18.46%	23,951
2012	8.982727	9.972903	11.02%	883
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.800604	11.072718	2.52%	219,563
2012	10.284299	10.800604	5.02%	19,500
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.752440	7.52%	93,222

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.890029	8.90%	434,776
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.190928	11.729330	15.10%	186,880
2012	9.283067	10.190928	9.78%	49,479
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.689509	11.764943	21.42%	11,877
2012	8.655633	9.689509	11.94%	8,396
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.576351	11.494427	8.68%	63,605
2012	9.837830	10.576351	7.51%	22,305
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.786815	11.270571	-4.38%	1,211
2012	11.225019	11.786815	5.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.737701	12.189741	-4.30%	7,414
2012	12.171912	12.737701	4.65%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.262795	11.494837	-6.26%	5,936
2012	12.179887	12.262795	0.68%	1,130
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.495499	8.609305	14.86%	28,067
2012	6.658488	7.495499	12.57%	275
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.315198	9.830994	18.23%	10,121
2012	7.200089	8.315198	15.49%	1,040
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.952442	14.353336	10.82%	106,919
2012	12.120454	12.952442	6.86%	62,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.960620	16.298607	16.75%	30,241
2012	12.730542	13.960620	9.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.301846	12.599630	2.42%	65,075
2012	11.972516	12.301846	2.75%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.588302	5.88%	26,312
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.676193	6.76%	147,029
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.030908	17.127076	13.95%	70,210
2012	13.884408	15.030908	8.26%	5,337
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.464155	19.685183	19.56%	17,815
2012	14.814165	16.464155	11.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.815906	14.914797	7.95%	20,303
2012	13.089553	13.815906	5.55%	11,074
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.000801	19.973956	33.15%	8,692
2012	12.966115	15.000801	15.69%	680
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.211558	28.872720	29.99%	5,198
2012	19.353925	22.211558	14.77%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.240975	9.028432	-2.30%	95,273
2012	9.459122	9.240975	-2.31%	22,621
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.156194	13.675061	-3.40%	59,311
2012	12.908919	14.156194	9.66%	2,788
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.884716	10.510044	18.29%	11,971
2012	7.872503	8.884716	12.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.568821	12.566157	31.32%	27,635
2012	8.433406	9.568821	13.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.034083	11.918075	31.92%	14,371
2012	7.863867	9.034083	14.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.873347	13.370464	35.42%	14,661
2012	8.815361	9.873347	12.00%	301

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.753292	14.254428	32.56%	5,897
2012	9.460613	10.753292	13.66%	275
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.528970	20.433844	40.64%	1,193
2012	13.150073	14.528970	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.576135	29.517377	36.81%	3,583
2012	18.357664	21.576135	17.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.115307	27.622459	37.32%	1,772
2012	17.869057	20.115307	12.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.398350	18.398691	27.78%	2,412
2012	12.945487	14.398350	11.22%	192
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.503576	10.539067	0.34%	8,687
2012	9.301977	10.503576	12.92%	2,507
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.619549	16.20%	54,747
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.261925	10.036467	-2.20%	82,475
2012	10.146606	10.261925	1.14%	9,224
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.484524	24.85%	5,218
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.326827	15.636773	17.33%	43,391
2012	11.409125	13.326827	16.81%	4,056
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.133230	10.639360	4.99%	0
2012*	10.000000	10.133230	1.33%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.251832	11.582445	12.98%	20,286
2012*	10.000000	10.251832	2.52%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.269462	11.233926	9.39%	5,938
2012*	10.000000	10.269462	2.69%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.406366	19.784433	28.42%	27,996
2012	13.523659	15.406366	13.92%	4,451
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.582024	29.651819	37.39%	14,676
2012	18.773867	21.582024	14.96%	1,222
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.552634	10.321188	-2.19%	40,036
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.564421	11.469321	-8.72%	18,687
2012	12.221538	12.564421	2.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.395900	11.107934	-2.53%	154,254
2012	11.030626	11.395900	3.31%	12,330
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.629848	10.156163	-4.46%	276,102
2012	9.936712	10.629848	6.98%	40,274
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.456733	21.259170	47.05%	26,998
2012	11.296020	14.456733	27.98%	1,762
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.574679	10.317543	7.76%	19,513
2012*	10.000000	9.574679	-4.25%	2,207
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.306144	22.466058	46.78%	11,746
2012	14.524156	15.306144	5.38%	2,882

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.546978	12.100659	-10.68%	1,522
2012	12.926202	13.546978	4.80%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.101424	11.887977	17.69%	955
2012*	10.000000	10.101424	1.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.189512	19.091675	17.93%	0
2012	15.061629	16.189512	7.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.730672	14.901656	27.03%	0
2012	9.979031	11.730672	17.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.834575	-1.65%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.890808	11.864750	19.96%	0
2012	8.887233	9.890808	11.29%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.042589	16.793113	28.76%	5,295
2012	10.898138	13.042589	19.68%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.154808	16.065969	22.13%	1,475
2012	11.310153	13.154808	16.31%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.734738	11.577199	7.85%	8,924
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.151893	13.992537	37.83%	3,653
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.504873	23.166576	32.34%	3,987
2012	15.478018	17.504873	13.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.573939	14.418035	24.57%	3,881
2012	10.229478	11.573939	13.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.008003	12.640625	26.31%	0
2012	9.012673	10.008003	11.04%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.804736	13.001021	20.33%	15,134
2012	9.567364	10.804736	12.93%	5,953
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.973899	10.434838	-4.91%	15,736
2012	10.712367	10.973899	2.44%	5,666
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.098875	12.775229	26.50%	1,688
2012	8.813957	10.098875	14.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.861095	11.499829	29.78%	16,015
2012	7.756072	8.861095	14.25%	7,544
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.636828	13.031802	35.23%	5,507
2012	8.865197	9.636828	8.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.749121	11.008655	2.41%	36,361
2012	10.245779	10.749121	4.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.745093	7.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.298507	19.467189	19.44%	0
2012	14.680173	16.298507	11.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.147615	8.928072	-2.40%	239,995
2012	9.373181	9.147615	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.453450	10.478041	0.24%	1,771
2012	9.267104	10.453450	12.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.475994	24.76%	432
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.131557	10.626717	4.89%	0
2012*	10.000000	10.131557	1.32%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.250138	11.568686	12.86%	0
2012*	10.000000	10.250138	2.50%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.267771	11.220575	9.28%	0
2012*	10.000000	10.267771	2.68%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.545444	10.303598	-2.29%	1,913
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.611719	10.128457	-4.55%	0
2012	9.929965	10.611719	6.87%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.417362	21.179612	46.90%	2,863
2012	11.276824	14.417362	27.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.568141	10.299944	7.65%	2,112
2012*	10.000000	9.568141	-4.32%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.459344	28.782917	34.13%	1,575
2012	18.588944	21.459344	15.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.068317	10.982451	9.08%	3,954
2012*	10.000000	10.068317	0.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.098926	11.866789	17.51%	0
2012*	10.000000	10.098926	0.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	1,947
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	15.945460	18.774984	17.75%	0
2012	14.857461	15.945460	7.32%	3,766
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	23.793129	31.503792	32.41%	935
2012	21.313396	23.793129	11.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.575396	14.681828	26.84%	0
2012	9.862121	11.575396	17.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.621442	11.605011	20.62%	7,655
2012	8.561124	9.621442	12.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.824468	-1.76%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.857902	11.807120	19.77%	0
2012	8.871331	9.857902	11.12%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	2,141

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.080810	15.951061	21.94%	2,871
2012	11.263878	13.080810	16.13%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	4,332
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	2,780
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.874613	13.028629	31.94%	7,178
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.217783	30.311923	11.37%	477
2012	24.678978	27.217783	10.29%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.241002	22.782329	32.14%	1,251
2012	15.268221	17.241002	12.92%	3,477
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	4,023
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.982389	12.588919	26.11%	0
2012	9.003473	9.982389	10.87%	6,019
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.694457	12.848561	20.14%	3,464
2012	9.484316	10.694457	12.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.176181	14.010754	25.36%	369
2012	9.394355	11.176181	18.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.784156	11.382472	29.58%	460
2012	7.700587	8.784156	14.07%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.567855	12.918651	35.02%	2,232
2012	8.815334	9.567855	8.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.180730	11.583822	26.18%	7,767
2012	8.111270	9.180730	13.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.264545	11.469003	11.73%	7,179
2012	9.484681	10.264545	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.734054	7.34%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.779059	10.358492	17.99%	480
2012	7.798884	8.779059	12.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.455041	12.384991	30.99%	429
2012	8.354559	9.455041	13.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.926637	11.746224	31.59%	442
2012	7.790317	8.926637	14.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.612714	26.863444	36.97%	205
2012	17.467384	19.612714	12.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.378588	10.387006	0.08%	399
2012	9.214927	10.378588	12.63%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.129050	10.607759	4.73%	1,249
2012*	10.000000	10.129050	1.29%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.247605	11.548067	12.69%	0
2012*	10.000000	10.247605	2.48%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.265225	11.200564	9.11%	0
2012*	10.000000	10.265225	2.65%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	4,418
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	2,057
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.584565	10.087015	-4.70%	0
2012	9.919841	10.584565	6.70%	2,194
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.358445	21.060683	46.68%	2,189
2012	11.248058	14.358445	27.65%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.242841	28.463310	33.99%	2,464
2012	18.420348	21.242841	15.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.203983	11.764048	-10.91%	4,316
2012	12.631353	13.203983	4.53%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.097257	11.852662	17.38%	0
2012*	10.000000	10.097257	0.97%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.835256	14.296492	11.38%	21,504
2012	11.990408	12.835256	7.05%	10,917
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.122604	21.23%	3,793
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	15.784628	18.566553	17.62%	0
2012	14.722741	15.784628	7.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.109442	13.344278	10.20%	1,910
2012	11.148506	12.109442	8.62%	366
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.281137	19.016120	24.44%	1,315
2012	13.410812	15.281137	13.95%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.098785	19.990580	32.40%	2,306
2012	13.557967	15.098785	11.36%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	23.553111	31.154006	32.27%	5,730
2012	21.120119	23.553111	11.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.472890	14.536892	26.71%	3,167
2012	9.784847	11.472890	17.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.575462	11.537705	20.49%	5,043
2012	8.528982	9.575462	12.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.060183	13.377466	10.92%	10,569
2012	10.997756	12.060183	9.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.817725	-1.82%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.836016	11.768814	19.65%	3,828
2012	8.860746	9.836016	11.01%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.867684	12.340673	25.06%	50
2012*	10.000000	9.867684	-1.32%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.031665	15.874841	21.82%	26,337
2012	11.233106	13.031665	16.01%	11,173
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.716407	11.527832	7.57%	8,767
2012*	10.000000	10.716407	7.16%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.976047	12.619340	26.50%	5,079
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.141071	24.389393	27.42%	1,928
2012	15.875501	19.141071	20.57%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.867743	13.006210	31.81%	3,615
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	26.943221	29.975372	11.25%	355
2012	24.455200	26.943221	10.17%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.134558	13.932885	37.48%	3,267
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.067052	22.529349	32.00%	5,377
2012	15.129737	17.067052	12.80%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.495138	14.283219	24.25%	8,167
2012	10.185979	11.495138	12.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.965336	12.554516	25.98%	988
2012	8.997341	9.965336	10.76%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.801183	18.972881	28.18%	5,794
2012	13.285790	14.801183	11.41%	524

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.621504	12.747828	20.02%	36,932
2012	9.429319	10.621504	12.64%	3,235
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.787813	10.231614	-5.16%	44,050
2012	10.557831	10.787813	2.18%	3,110
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.099915	13.900870	25.23%	814
2012	9.339846	11.099915	18.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.927570	12.526372	26.18%	221
2012	8.686745	9.927570	14.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.733162	11.304781	29.45%	44,724
2012	7.663770	8.733162	13.95%	4,072
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.537474	20.465453	31.72%	3,922
2012	13.507027	15.537474	15.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.522109	12.843706	34.88%	13,655
2012	8.782218	9.522109	8.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.136844	11.516624	26.05%	3,882
2012	8.080806	9.136844	13.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.215475	11.402468	11.62%	38,402
2012	9.449060	10.215475	8.11%	6,182
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.621245	10.849832	2.15%	3,483
2012	10.149962	10.621245	4.64%	627
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.726691	7.27%	60,987

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.400688	11.263030	8.29%	8,724
2012	9.709305	10.400688	7.12%	6,070
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.526221	11.944410	-4.64%	1,008
2012	12.012972	12.526221	4.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.835799	11.054816	-6.60%	0
2012	11.798153	11.835799	0.32%	11,314
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.370964	8.435949	14.45%	5,316
2012	6.571446	7.370964	12.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	16.686340	20.670538	23.88%	27,298
2012	14.789566	16.686340	12.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.783089	14.114934	10.42%	6,983
2012	12.005081	12.783089	6.48%	4,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.873485	12.117340	2.05%	63,763
2012	11.597274	11.873485	2.38%	5,289

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.507539	16.471514	13.54%	20,500
2012	13.449250	14.507539	7.87%	19,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.334852	14.343929	7.57%	8,267
2012	12.679315	13.334852	5.17%	4,715
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	526
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.917938	8.681607	-2.65%	2,058
2012	9.161369	8.917938	-2.66%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.737078	10.298393	17.87%	4,390
2012	7.769580	8.737078	12.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.409853	12.313165	30.85%	3,079
2012	8.323184	9.409853	13.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.883950	11.678059	31.45%	10,100
2012	7.761048	8.883950	14.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.574608	13.967378	32.08%	2,750
2012	9.336940	10.574608	13.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.022958	19.651593	40.14%	2,328
2012	12.737823	14.022958	10.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	20.824777	28.387526	36.32%	1,568
2012	17.782218	20.824777	17.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.414854	26.565188	36.83%	30
2012	17.308959	19.414854	12.17%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	13.896886	17.694338	27.33%	34
2012	12.539652	13.896886	10.82%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.591731	15.92%	2,368
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.454663	24.55%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.152570	15.377057	16.91%	475
2012	11.300509	13.152570	16.39%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.127373	10.595123	4.62%	19,604
2012*	10.000000	10.127373	1.27%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.245910	11.534303	12.57%	0
2012*	10.000000	10.245910	2.46%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.263527	11.187216	9.00%	0
2012*	10.000000	10.263527	2.64%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	20.830440	28.516799	36.90%	2,543
2012	18.185375	20.830440	14.55%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.527435	10.259652	-2.54%	1,315
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.246847	10.923373	-2.88%	2,577
2012	10.925588	11.246847	2.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.566487	10.059453	-4.80%	4,505
2012	9.913094	10.566487	6.59%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.319251	20.981677	46.53%	8,302
2012	11.228903	14.319251	27.52%	2,523
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.866034	21.741997	46.25%	319
2012	14.157393	14.866034	5.01%	0

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm."
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(10)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(11)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(12)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, as document "americanfundsfpa.htm."
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm."

The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 26(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm."
(22)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
(23)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177316) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 2,088 and 1,022 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on July 2, 2014.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on July 2, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact